COHEN & STEERS REAL ASSETS ACTIVE ETF

SCHEDULE OF INVESTMENTS

August 31, 2026 (Unaudited)

		Shares	Value
COMMON STOCK	58.4%
AGRIBUSINESS	5.4%
AGRICULTURAL PRODUCTS	0.8%
Bunge Global SA		1,047	$121,672

CONSTRUCTION MACHINERY & HEAVY TRUCKS	0.3%
Deere & Co.		75	49,118

FERTILIZERS & AGRICULTURAL CHEMICALS	2.4%
Albemarle Corp.		109	14,712
CF Industries Holdings, Inc.		573	74,507
Corteva, Inc.		938	79,383
Givaudan SA (Switzerland)		8	32,481
Nutrien Ltd. (Canada)		1,391	105,062
Yara International ASA (Brazil)		1,131	55,196

			361,341

PACKAGED FOODS & MEATS	1.9%
Bakkafrost P (Faroe Islands)		494	24,109
JBS NV, Class A		4,064	54,620
Minerva SA (Brazil)		19,264	14,202
Mowi ASA (Norway)		3,259	71,641
Nisshin Seifun Group, Inc. (Japan)		2,500	32,042
Smithfield Foods, Inc.		3,262	71,471
Tyson Foods, Inc., Class A		500	27,570

			295,655

TOTAL AGRIBUSINESS			827,786

AIRPORTS	0.5%
Aena SME SA (Spain)(a)		1,628	49,960
Flughafen Zurich AG (Switzerland)		76	19,631
Grupo Aeroportuario del Sureste SAB de CV, Class B (Mexico)		430	11,052

			80,643

COMMUNICATIONS	1.9%
TOWER	1.9%
American Tower Corp.		827	145,304
Cellnex Telecom SA (Spain)(a)		553	17,009
Crown Castle, Inc.		824	62,740
SBA Communications Corp., Class A		364	69,036

			294,089

ELECTRIC	5.0%
Alliant Energy Corp.		278	18,898
Ameren Corp.		110	11,661
American Electric Power Co., Inc.		298	36,484
Black Hills Corp.		214	15,340
Cia Paranaense de Energia—Copel (Brazil)		9,748	28,125
CMS Energy Corp.		182	12,387
DTE Energy Co.		189	25,634
E.ON SE (Germany)		4,096	84,687
Entergy Corp.		489	51,986

		Shares	Value
Evergy, Inc.		408	$33,056
Fortis, Inc. (Canada)		864	47,746
Iberdrola SA (Spain)		1,693	39,487
Kansai Electric Power Co., Inc. (Japan)		800	14,074
National Grid PLC (United Kingdom)		10,738	170,235
OGE Energy Corp.		217	9,902
PG&E Corp.		4,952	65,713
PPL Corp.		1,224	41,775
RWE AG (Germany)		448	30,515
Tenaga Nasional Bhd. (Malaysia)		5,800	20,371
Xcel Energy, Inc.		127	9,613

			767,689

ENERGY	7.0%
COAL & CONSUMABLE FUELS	0.3%
Cameco Corp. (Canada)		272	26,863
Denison Mines Corp. (Canada)(b)		4,735	16,051

			42,914

INTEGRATED OIL & GAS	4.7%
Cenovus Energy, Inc. (Canada)		1,198	38,483
Eni SpA (Italy)		2,398	64,914
ExxonMobil Holdings Corp.		981	157,892
Imperial Oil Ltd. (Canada)		278	36,534
Petroleo Brasileiro SA—Petrobras, ADR (Brazil)		979	18,944
Repsol SA (Spain)		1,954	61,848
Shell PLC		4,043	183,221
Suncor Energy, Inc. (Canada)		1,661	111,133
TotalEnergies SE (France)		565	49,568

			722,537

OIL & GAS EQUIPMENT & SERVICES	0.5%
SLB Ltd.		828	49,763
Solaris Energy Infrastructure, Inc.		270	13,708
Solv Energy, Inc., Class A(b)		475	12,122

			75,593

OIL & GAS EXPLORATION & PRODUCTION	0.7%
ConocoPhillips		464	61,475
Devon Energy Corp.		637	30,901
Tamboran Resources Corp. (Australia)(b)		588	22,273

			114,649

OIL & GAS REFINING & MARKETING	0.8%
Phillips 66		307	75,700
Reliance Industries Ltd., GDR (India)(a)		499	26,347
Valero Energy Corp.		41	14,716

			116,763

TOTAL ENERGY			1,072,456

ENVIRONMENTAL SERVICES	0.4%
Cleanaway Waste Management Ltd. (Australia)		10,428	19,429

		Shares	Value
Waste Connections, Inc.		284	$46,968

			66,397

GAS DISTRIBUTION	1.4%
ENN Energy Holdings Ltd., (H Shares) (China)		4,800	30,410
Naturgy Energy Group SA (Spain)		335	11,464
NiSource, Inc.		616	25,207
Osaka Gas Co. Ltd. (Japan)		800	28,830
Sempra		1,159	94,690
Southwest Gas Holdings, Inc.		239	21,111

			211,712

INDUSTRIALS	0.4%
CAPITAL GOODS	0.4%
Flowserve Corp.		280	22,145
JBT Marel Corp.		226	26,413
MasTec, Inc.(b)		52	12,468

			61,026

MARINE PORTS	0.3%
China Merchants Port Holdings Co. Ltd., (H Shares) (China)		10,000	20,514
International Container Terminal Services, Inc. (Philippines)		785	11,159
Koninklijke Vopak NV (Netherlands)		298	16,608

			48,281

METALS & MINING	5.2%
ALUMINUM	0.2%
Aluminum Corp. of China Ltd., (H Shares) (China)		22,000	24,053
Century Aluminum Co.(b)		293	13,411

			37,464

DIVERSIFIED METALS & MINING	2.2%
Anglo American PLC (South Africa)		1,081	62,530
First Quantum Minerals Ltd. (Zambia)(b)		747	24,847
Freeport-McMoRan, Inc.		952	72,105
Glencore PLC (Australia)		11,388	91,906
Hudbay Minerals, Inc. (Canada)		959	27,449
Rio Tinto PLC, ADR (Australia)		484	49,610

			328,447

GOLD	2.3%
Barrick Mining Corp. (Canada)		1,462	65,541
Coeur Mining, Inc.		1,507	31,315
Eldorado Gold Corp. (Turkey)		731	32,743
Franco-Nevada Corp. (Canada)		317	83,419
Newmont Corp.		678	85,469
Perpetua Resources Corp.(b)		1,069	26,661
Skeena Resources Ltd. (Canada)(b)		708	23,085

			348,233

STEEL	0.5%
ArcelorMittal SA (Luxembourg)		659	49,066

		Shares	Value
Nucor Corp.		108	$26,961

			76,027

TOTAL METALS & MINING			790,171

MIDSTREAM	6.5%
APA Group (Australia)		5,224	40,767
Cheniere Energy, Inc.		140	40,837
Enbridge, Inc. (Canada)		2,305	116,784
Keyera Corp. (Canada)		1,089	47,231
Kinder Morgan, Inc.		1,310	42,234
Kinetik Holdings, Inc.		673	36,901
Plains GP Holdings LP, Class A(b)		1,006	28,389
Targa Resources Corp.		565	165,912
TC Energy Corp. (Canada)		3,103	194,292
Venture Global, Inc., Class A		3,016	44,154
Williams Cos., Inc.		3,105	233,030

			990,531

RAILWAYS	0.3%
Canadian National Railway Co. (Canada)		163	20,352
CSX Corp.		232	11,718
Union Pacific Corp.		59	17,740

			49,810

REAL ESTATE	22.8%
DATA CENTERS	3.3%
Blackstone Digital Infrastructure Trust, Inc.(b)		548	10,993
Digital Core REIT Management Pte. Ltd. (Singapore)(b)		45,200	22,826
Digital Realty Trust, Inc.		1,231	228,461
Equinix, Inc.		137	143,401
Iron Mountain, Inc.		570	65,750
NEXTDC Ltd. (Australia)(b)		2,966	29,352

			500,783

DIVERSIFIED	4.2%
British Land Co. PLC (United Kingdom)		3,736	21,575
CapitaLand Integrated Commercial Trust (Singapore)		19,300	35,985
CapitaLand Investment Ltd. (Singapore)		8,900	18,555
Goodman Group (Australia)		4,891	97,191
Henderson Land Development Co. Ltd. (Hong Kong)		4,000	13,707
Ingenia Communities Group (Australia)		13,992	36,698
Japan Metropolitan Fund Invest (Japan)		58	40,990
Kasumigaseki Capital Co. Ltd. (Japan)		200	9,640
Land Securities Group PLC (United Kingdom)		2,703	25,143
Link REIT (Hong Kong)		6,100	30,132
Melisron Ltd. (Israel)		94	12,827
Merlin Properties Socimi SA (Spain)		1,260	19,612
Mitsubishi Estate Co. Ltd. (Japan)		1,500	35,634
Mitsui Fudosan Co. Ltd. (Japan)		5,500	52,418
Stockland (Australia)		16,857	52,668
Sumitomo Realty & Development Co. Ltd. (Japan)		2,100	43,722

		Shares	Value
Sun Hung Kai Properties Ltd. (Hong Kong)		3,500	$51,885
Swiss Prime Site AG (Switzerland)		133	20,550
UOL Group Ltd. (Singapore)		1,900	13,558
Wihlborgs Fastigheter AB (Sweden)		1,249	10,041

			642,531

HEALTH CARE	4.2%
Aedifica SA (Belgium)		333	26,263
Chartwell Retirement Residences (Canada)		1,906	28,357
Healthcare Realty Trust, Inc., Class A		1,929	36,728
Infracore SA (Switzerland)(b)		124	8,023
Omega Healthcare Investors, Inc.		2,111	96,515
PACS Group, Inc.(b)		414	17,516
Welltower, Inc.		1,802	425,705

			639,107

HOTEL	0.5%
Host Hotels & Resorts, Inc.		3,194	70,044

INDUSTRIAL OFFICE	0.1%
Sirius Real Estate Ltd. (Germany)		7,798	10,355

INDUSTRIALS	2.4%
Catena AB (Sweden)		607	24,032
Dream Industrial Real Estate Investment Trust (Canada)		1,945	19,072
First Industrial Realty Trust, Inc.		529	32,734
Nippon Prologis REIT, Inc. (Japan)		49	26,747
Prologis, Inc.		1,342	187,773
Tritax Big Box REIT PLC (United Kingdom)		25,072	53,473
VGP NV (Belgium)		146	13,567
Warehouses De Pauw CVA (Belgium)		496	12,099

			369,497

OFFICE	1.1%
BXP, Inc.		1,029	69,962
Hongkong Land Holdings Ltd. (Hong Kong)		3,800	30,970
Hudson Pacific Properties, Inc.(b)		639	8,032
Japan Real Estate Investment Corp. (Japan)		35	25,787
Nippon Building Fund, Inc. (Japan)		28	22,137
SL Green Realty Corp.		235	13,156

			170,044

RESIDENTIAL	2.7%
Advance Residence Investment Corp. (Japan)		12	10,922
Centurion Accommodation REIT (Singapore)		18,200	16,323
Essex Property Trust, Inc.		412	116,580
Invitation Homes, Inc.		1,928	56,182
Sun Communities, Inc.		828	100,536
TAG Immobilien AG (Germany)		1,909	28,050
UDR, Inc.		1,054	38,945
Vonovia SE (Germany)		1,051	23,500
Xior Student Housing NV (Belgium)(c)		345	10,780

			401,818

		Shares	Value
RETAIL	2.5%
Agree Realty Corp.		1,740	$125,715
Essential Properties Realty Trust, Inc.		1,678	50,340
Kimco Realty Corp.		3,236	76,725
Klepierre SA (France)		1,135	49,386
Mercialys SA (France)		2,007	25,877
Simon Property Group, Inc.		261	55,415

			383,458

SELF STORAGE	1.4%
Big Yellow Group PLC (United Kingdom)		520	6,183
Extra Space Storage, Inc.		657	92,703
Public Storage		326	100,079
Safestore Holdings PLC (United Kingdom)		969	7,720
Shurgard Self Storage Ltd. (Belgium)		324	8,599

			215,284

SPECIALTY	0.4%
Outfront Media, Inc.		1,643	48,271
Rayonier, Inc.		811	16,626

			64,897

TOTAL REAL ESTATE			3,467,818

TOLL ROADS	0.9%
Ferrovial NV		1,012	59,245
Vinci SA (France)		539	70,840

			130,085

TRANSPORT LOGISTICS	0.2%
GEK Terna SA (Greece)		526	28,496

UTILITIES	0.1%
Fervo Energy Co., Class A(b)		769	11,827

WATER	0.1%
American Water Works Co., Inc.		94	12,994

TOTAL COMMON STOCK (Identified cost—$8,880,182)			8,911,811

EXCHANGE-TRADED FUNDS	41.0%
COMMODITIES	25.2%
abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF		19,833	765,554
iShares Bloomberg Roll Select Commodity Strategy ETF		36,385	2,312,630
State Street SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF		19,847	765,499

			3,843,683

GOLD	4.5%
SPDR Gold MiniShares Trust(b)		7,778	685,320

		Shares	Value
PREFERRED INCOME	11.3%
Cohen & Steers Short Duration Preferred & Income Active ETF(d)		68,376	$1,714,733

TOTAL EXCHANGE-TRADED FUNDS (Identified cost—$6,084,392)			6,243,736

SHORT-TERM INVESTMENTS	0.5%
MONEY MARKET FUNDS
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 3.61%(e)		4,081	4,081
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.62%(e)		78,411	78,411

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$82,492)			82,492

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$15,047,066)	99.9%		15,238,039
OTHER ASSETS IN EXCESS OF LIABILITIES	0.1		8,951

NET ASSETS	100.0%		$15,246,990

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipt

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Schedule of Investments.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock	$8,911,811	$—	$—	$8,911,811
Exchange-Traded Funds	6,243,736	—	—	6,243,736
Short-Term Investments	—	82,492	—	82,492

Total Investments in Securities	$15,155,547	$82,492	$—	$15,238,039

Note: Percentages indicated are based on the net assets of the Fund.

(a)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $93,316 which represents 0.6% of the net assets of the Fund, of which 0.0% are illiquid.

(b)	Non–income producing security.
(c)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $10,780 which represents 0.1% of the net assets of the Fund, of which 0.0% are illiquid.

(d)	Affiliated issuer which is under the control of Cohen & Steers Capital Management, Inc., the Fund’s investment advisor.
(e)	Rate quoted represents the annualized seven–day yield.

Country Summary	% of Net Assets
United States	75.0
Canada	6.6
Australia	2.9
Japan	2.2
United Kingdom	1.9
Spain	1.3
France	1.3
Germany	1.2
Hong Kong	0.8
Brazil	0.8
Singapore	0.7
Switzerland	0.5
China	0.5
Norway	0.5
Belgium	0.5
Other (includes short-term investments)	3.3

100.0

COHEN & STEERS REAL ASSETS ACTIVE ETF

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Trustees, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Trustees, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The Board of Trustees has designated the investment advisor as the Fund’s “Valuation Designee” under Rule 2a-5 under the Investment Company Act of 1940. As Valuation Designee, the investment advisor is authorized to make fair valuation determinations, subject to the oversight of the Board of Trustees. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Trustees. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The levels associated with valuing the Fund’s investments as of August 31, 2026 are disclosed in the Fund’s Schedule of Investments.

Note 2. Investments in Affiliates

The following chart lists the Fund’s investments that are deemed to be affiliates, as well as transactions that occurred in such companies during the period ended August 31, 2026:

Exchange-Traded Funds – Preferred Income – Cohen & Steers Short Duration Preferred & Income Active ETF
Beginning Value as of August 11, 2026 (commencement of investment operations)	$—
Purchases at Cost	1,723,338
Proceeds from Sales	—
Net Realized Gain (Loss)	—
Change in Unrealized Appreciation (Depreciation)	(8,605)

Ending Value as of August 31, 2026	$1,714,733

Shares as of August 31, 2026	68,376

Dividend Income	$8,205